Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.15	₪ 0.15
Ordinary shares, authorized	20,000,000	20,000,000
Ordinary shares, issued	6,358,747	5,045,324
Ordinary shares, outstanding	6,358,747	5,045,324